Related Party Transactions - Revenues (Expenses) from Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Revenues	$ 89,075	$ 94,751	$ 81,105
Vessel operating expenses	(5,148)	(5,562)	(4,976)
General and administrative	(60,296)	(59,459)	(48,716)
Interest expense	(392)	(316)	(4,199)
Realized and unrealized loss on derivative instruments		(12,186)	(5,658)
OCI			131
Related party transactions from discontinued operations	$ 35,197	$ 72,737	$ 58,674